Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets
Prepayments and Other Current Assets

5.                        Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	363,508	424,757
Prepayment for royalties - current portion	225,307	257,037
Interest receivable	105,798	182,681
Prepayments	65,659	43,686
Wangyibao operating funds held by third party online payment settlement service providers	63,745	105,735
Prepayment for sales tax	46,623	63,303
Employee advances	6,288	9,892
Security and rental deposits	5,679	8,505
Other	17,857	26,188
	900,464	1,121,784

In accordance with the license agreements of World of Warcraft and StarCraft® II: Wings of Liberty®, the Company made the guarantee payments to Blizzard on behalf of Shanghai EaseNet for the minimum guaranteed royalties as of December 31, 2011 and 2012. The guarantee amounts will be released to the Company when actual royalties are paid by Shanghai EaseNet to Blizzard.

As of December 31, 2011 and 2012, prepayments for royalties representing prepaid royalties based on game cards activated but remaining unconsumed related to operations of games licensed from Blizzard.

In February 2009, the Company launched its Wangyibao online payment platform, through which game players registered for Wangyibao online payment services can deposit money in their accounts and use the accounts to pay for game point cards and other fee-based services and products rendered by the Company.  Account holders may also withdraw money from their accounts at any time, such as to pay for items purchased from other players or when they want the return of their money.  The Company engages certain third party online payment settlement service providers to collect payments from and process withdrawals by customers.  As of December 31, 2011 and 2012, the Company had operating funds held by its third party online payment settlement service providers as shown above.

The amount of employee advances listed above included staff housing loan balances of RMB5.4 million and RMB9.1 million repayable within 12 months from December 31, 2011 and 2012, respectively (see Note 10 (b)). No advances were made directly or indirectly to the Company’s executive officers for their personal benefit for the years ended December 31, 2011 and 2012.